SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
SHARE BASED COMPENSATION [Abstract]
SHARE BASED COMPENSATION

15. SHARE BASED COMPENSATION

On August 5, 2009, the Company adopted the 2009 Share Incentive Plan (the "Option Plan") to attract and retain the best available personnel, provide additional incentives to employees, directors and consultants, and promote the success of the Company's business. As of December 31, 2009, share options to purchase of no more than 15,000,000 ordinary shares were authorized and 5,350,000 share options were granted under the Option Plan.

During the years ended December 31, 2010, 2011 and 2012, the Company granted 2,310,000, nil and 1,190,000 share options respectively to its officers, directors and employees, respectively.

On October 6, 2010, the Company granted options to acquire 120,000 ordinary shares to independent directors pursuant to the Option Plan. Thirty percent (30%) of the ordinary shares subject to the Option Plan will vest one year following the grant date, thirty percent (30%) of the option will be vest on the second year of the vesting commencement date, and the remaining forty percent (40%) of the ordinary shares subject to the option will vest in the third anniversary of the vesting commencement date. These options were granted in anticipation of services to be provided during the respective service periods. The exercise price is $1.90.

On December 3, 2010, the Company granted options to acquire 2,190,000 ordinary shares to certain officers, directors and employees pursuant to the Option Plan. The ordinary shares subject to the Option Plan will vest in four equal annual installments, with the first installment vesting one year after grant date. These options were granted in anticipation of services to be provided during the respective service periods. The exercise price is $2.35. As of December 31, 2012, 7,820,500 shares are available for future granting.

The Company adopted Binomial option pricing model to evaluate the fair value of the stock option with reference to the closing price of the Company as of the respective grant dates.

The following assumptions were used in the Binomial option pricing model:

	Year Ended December 31, 2010
Options granted	Average risk-free rate of return	Exercise multiple	Volatility rate	Dividend yield	Post- vesting forfeiture rate
October 6, 2010	3.5%	3 times	50.0%	0%	3%
December 3, 2010	3.5%	2.2~3 times	50.0%	0%	3~9%

The risk-free rate of return is based on the yield curve of China USD sovereign bond commensurate with the same maturity at the respective grant dates. The exercise multiple is estimated by reference to the proprietary research and empirical studies. The 50.0% expected volatility is based on the average of historical daily annualized share price volatility of 6 comparable companies over a normalized period that commensurate with the option life of 10 years excluding the volatile share price caused by financial crisis during September 1, 2008 to March 31, 2010. The post-vesting forfeiture rate is based on the historical data and management's best estimation.

On January 9, 2012, the Company modified the exercise price for a total number of 6,520,000 options granted in 2009 and 2010 to $0.42, in order to provide appropriate incentives to the relevant employees and executive officers of the Company. The fair value of the options under revised terms for three batches granted on October 31, 2009, October 6, 2010 and December 3, 2010 was $0.22, $0.23 and $0.23, respectively. The total incremental cost associated with the modification was $638,700, of which $284,123 was recognized immediately for the options vested prior to the date of the modification and the remaining share based compensation charges of $354,577 will be recognized over a weighted-average period of 2.12 years.

On January 9, 2012, the Company granted options to acquire 300,000 ordinary shares to independent directors pursuant to the Option Plan. Thirty percent (30%) of the options will vest one year following the grant date, thirty percent (30%) of the options will vest on the second year of the vesting commencement date, and the remaining forty percent (40%) of the options will vest on the third anniversary of the vesting commencement date. At the same time, the Company granted options to acquire 890,000 ordinary shares to certain officers and employees pursuant to the Option Plan. Twenty-five percent (25%) of the options will vest one year following the grant date, and the remaining seventy-five percent (75%) of the options will vest in thirty-six equal installments over the next three years. These options were granted in anticipation of services to be provided during the respective service periods. The exercise price is $0.42.

The Company utilized the Binomial option pricing model to evaluate the fair value of the stock option with reference to the closing price of the Company on January 9, 2012.

The following assumptions were used in the Binomial option pricing model:

	Year Ended December 31, 2012
Options granted	Average risk-free rate of return	Exercise multiple	Volatility rate	Dividend yield	Post- vesting forfeiture rate
January 9, 2012	2.05%	2.2 ~ 3.0 times	58.7%	0%	3-9.5%

A summary of the aggregate option activity and information regarding options outstanding as of December 31, 2012 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value
Options outstanding on January 1, 2012 (after modification of exercise price)	6,805,000	$0.42
Granted	1,190,000	$0.42
Forfeited	(815,500)	$0.42

Options outstanding on December 31, 2012	7,179,500	$0.42	7.4	$-

Options vested or expected to vest on December 31, 2012	5,765,425	$0.42	7.4	$-

Options exercisable on December 31, 2012	4,337,417	$0.42	7.0	$-

The share-based compensation charge related to the share options of approximately $1,614,755, $2,206,025 and $2,249,834 was recognized by the Company for the years ended December 31, 2010, 2011 and 2012, respectively.

The weighted average grant date fair value of options granted during the year ended December 31, 2010, 2011 and 2012 was $1.29, nil and $0.23, respectively.

As of December 31, 2012, there was $1,894,762 in total unrecognized compensation cost related to non-vested stock options, which is expected to be recognized over a weighted-average period of 1.34 years.